ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017
Accounting Policies [Abstract]
Date of Incorporation	May 14, 2012	May 14, 2012
Name Change to Vopia, Inc	Aug. 05, 2014	Aug. 05, 2014
Name Change to Drone Guarder, Inc.	Mar. 24, 2017	Mar. 24, 2017